AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 17, 1999
------------------------------------------------------------------------------


                                                          FILE NOS. 333-00999
                                                                     811-7541

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 6 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 8 /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

    RICHARD T. CHOI, ESQUIRE                    TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS          ALLSTATE LIFE FINANCIAL SERVICES, INC.
 1050 CONNECTICUT AVENUE, N.W.                    3100 SANDERS ROAD
           SUITE 825                             NORTHBROOK, IL 60062
  WASHINGTON, D.C. 20036-5366


                Approximate date of proposed public offering: Continuous

                  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                                 (CHECK APPROPRIATE BOX)

/X/ immediately  upon filing pursuant to paragraph (b) of Rule 485
/ / on (date)pursuant  to  paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment No. 6 solely for the purpose of reflecting changes in the variable sub-accounts that will be available under the Glenbrook Enhanced Provider Variable Annuity contract described in the registration statement, when offered by certain financial institutions. Registrant does not intend for this Post-effective Amendment No. 6 to amend or delete, any other part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                     Supplement, dated December 17, 1999, to
                 Glenbrook Provider Variable Annuity Prospectus
                                dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced prospectus for your Glenbrook Provider Variable Annuity Contract (the "Contract"). Please keep this supplement for future reference together with your prospectus.

Cover page: Replace the second paragraph and the first sentence of the third paragraph with the following:

    The Contract currently offers 42 ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 39 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following portfolios ("Portfolios") of the following mutual funds ("Funds"):

   AIM Variable Insurance Funds, Inc.:                        Goldman Sachs Variable Insurance Trust:
   -----------------------------------                        ---------------------------------------
     AIM V.I. Balanced Fund                                     Goldman Sachs Capital Growth Fund
     AIM V.I. Diversified Income Fund                           Goldman Sachs CORE Small Cap Equity Fund
     AIM V.I. Government Securities Fund                        Goldman Sachs CORE U.S. Equity Fund
     AIM V.I. Growth Fund                                       Goldman Sachs Global Income Fund
     AIM V.I. Growth and Income Fund                            Goldman Sachs International Equity Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund                                      Morgan Stanley Dean Witter Universal Funds, Inc.:
                                                              ------------------------------------------------
                                                              Morgan Stanley Equity Growth Portfolio
   Dreyfus Variable Investment Fund (VIF):                    Morgan Stanley Fixed Income Portfolio
     Dreyfus Socially Responsible Growth                      Morgan Stanley Global Equity Portfolio
     Dreyfus Stock Index Fund                                 Morgan Stanley Mid Cap Value Portfolio
     Dreyfus VIF Growth and Income                            Morgan Stanley Value Portfolio
     Dreyfus VIF Money Market
                                                              Oppenheimer Variable Account Funds:
   Fidelity Variable Insurance Products Fund (VIP):           Oppenheimer Aggressive Growth Fund/VA
     VIP Growth Portfolio                                     Oppenheimer Capital Appreciation Fund/VA
     VIP High Income Portfolio                                Oppenheimer Global Securities Fund/VA
     VIP Equity Income Portfolio                              Oppenheimer Main Street Growth and Income Fund/VA
                                                              Oppenheimer Strategic Bond Fund/VA
   Fidelity Variable Insurance Products Fund II (VIPII):
     VIP II Contrafund Portfolio                              Templeton Variable Products Series Fund:
                                                              ---------------------------------------
                                                              Franklin Small Cap Investments Fund - Class 2
   MFS(R)Variable Insurance TrustSM                            Mutual Shares Investments Fund - Class 2
   -------------------------------
     MFS Emerging Growth Series                               Templeton Developing Markets Fund - Class 2
     MFS Growth with Income Series                            Templeton International Fund - Class 2
     MFS New Discovery Series                                 Templeton Stock Fund - Class 2
     MFS Research Series

Delete all references in the prospectus to any Portfolio not listed above, to any corresponding Variable Sub-Account, and to the following investment advisers: American Century Investment Management, Inc., Neuberger & Berman Management, Inc., and STI Capital Management, N.A.

Page 4: Add "OppenheimerFunds, Inc.", "Templeton Asset Management Ltd.", "Templeton Investment Counsel Inc.", "Franklin Advisers, Inc.", and "Franklin Mutual Advisers, LLC." to the list of investment advisers under the heading "Investment Alternatives."

Change all  references  throughout the  prospectus to the  availability  of "44"
Variable Sub-Accounts to "39" Variable Sub-Accounts, and "47" investment alternatives to "42" investment alternatives.

Page 8: Insert the following to the chart describing Portfolio Annual Expenses:

   -------------------------------------------------- -------------- ------------- ------------- --------------
                                                                                                 Total Annual
                                                       Management     Rule 12b-1      Other       Portfolio
   Portfolio                                               Fee           Fees        Expenses      Expenses
   ---------                                               ---           ----        --------      --------
   MFS Research Series 5                                  0.75          - - -          0.11          0.86%
   Templeton Stock Fund - Class 2                         0.70           0.25          0.19          1.14%
   Templeton International Fund - Class 2                 0.69           0.25          0.17          1.11%
   Templeton Developing Markets Fund - Class 2            1.25           0.25          0.41          1.91%
   Franklin Small Cap Investments Fund - Class 2 6        0.15           0.25          0.85          1.25%
   Mutual Shares Investments Fund - Class 2 6             0.00           0.25          1.00          1.25%
   Oppenheimer Main Street Growth & Income Fund/VA        0.74          - - -          0.05          0.79%

   Oppenheimer Capital Appreciation Fund/VA               0.72          - - -          0.03          0.75%
   Oppenheimer Aggressive Growth Fund/VA                  0.69          - - -          0.02          0.71%
   Oppenheimer Strategic Bond Fund/VA                     0.74          - - -          0.06          0.80%
   Oppenheimer Global Securities Fund/VA                  0.68          - - -          0.06          0.74%
   -------------------------------------------------- -------------- ------------- ------------- --------------

Page 9: Insert the following to footnote (1) of the chart describing Portfolio Annual Expenses:

Figures shown in the annual expense table are for the year ended December 31, 1998. These figures are absent voluntary reductions and reimbursements for certain Portfolios. Management fees, other expenses, and total annual Portfolio expenses expressed as a percentage of average net assets of the Portfolios would have been as follows:

                                                                                                      Total Annual
                                                        Management      Rule 12b-1   Other Expenses    Portfolio
   Portfolio                                                Fee            Fees                         Expenses
   ---------                                                ---            ----                         --------
   Franklin Small Cap Investments Fund - Class 2 6         0.75            0.25           1.00            2.00%
   Mutual Shares Investments Fund - Class 2 6              0.60            0.25           2.27            3.12%

Page 9:  Add the following footnotes:

5 Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

6 Figures reflect expenses from the fund's inception on May 1, 1998 and are annualized. The manager agreed in advance to limit management fees and make certain payments to reduce fund expenses as necessary so that Total Fund Operating Expenses did not exceed 1.25% of the fund's class 2 net assets in 1998. The manager is contractually obligated to continue this arrangement through 1999.


Page 10:  Insert the following to Example 1:

Variable Sub-Account                                   1 Year        3 Years       5 Years       10 Years
--------------------                                   ------        -------       -------       --------

MFS Research                                            $77           $122           $161          $288
Templeton Stock                                         $80           $130           $175          $316
Templeton International                                 $79           $130           $174          $313
Templeton Developing Markets                            $88           $154           $213          $388
Franklin Small Cap Investments                          $81           $134           $181          $326
Mutual Shares Investments                               $81           $134           $181          $326
Oppenheimer Main Street Growth & Income                 $76           $120           $157          $280
Oppenheimer Capital Appreciation                        $76           $118           $155          $276
Oppenheimer Aggressive Growth                           $75           $117           $153          $272
Oppenheimer Strategic Bond                              $76           $120           $158          $282
Oppenheimer Global Securities                           $76           $118           $155          $275


Page 11:  Insert the following to Example 2:

Variable Sub-Account                                   1 Year        3 Years       5 Years       10 Years
--------------------                                   ------        -------       -------       --------

MFS Research                                            $26            $79           $135          $288
Templeton Stock                                         $29            $88           $150          $316
Templeton International                                 $28            $87           $148          $313
Templeton Developing Markets                            $37           $111           $188          $388
Franklin Small Cap Investments                          $30            $91           $155          $326
Mutual Shares Investments                               $30            $91           $155          $326
Oppenheimer Main Street Growth & Income                 $25            $77           $132          $280
Oppenheimer Capital Appreciation                        $25            $76           $130          $276
Oppenheimer Aggressive Growth                           $24            $75           $128          $272
Oppenheimer Strategic Bond                              $25            $78           $132          $282
Oppenheimer Global Securities                           $25            $76           $129          $275



Page 16: Insert the following to the table describing the investment objective and investment adviser of each Portfolio:

----------------------------------------------------- ------------------------------------------- ---------------------------------
Portfolio:                                            Each Portfolio Seeks:                       Investment Adviser
----------------------------------------------------- ------------------------------------------- ---------------------------------
MFS (R) Variable Series Insurance Trust SM*
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                                   Long-term growth of capital and future         MFS Investment Management(R)
                                                      income
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  ---------------------------------
Templeton Stock Fund - Class 2                        Long-term capital growth                     Templeton Investment Counsel,
                                                                                                                Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Templeton International Fund - Class 2                Long-term capital growth                     Templeton Investment Counsel,
                                                                                                                Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Templeton Developing Markets Fund - Class 2           Long-term capital appreciation               Templeton Asset Management Ltd
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Franklin Small Cap Investments Fund - Class 2         Long-term capital growth                     Franklin Mutual Advisers, LLC.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Mutual Shares Investments Fund - Class 2              Capital appreciation and secondary goal      Franklin Mutual Advisers, LLC.
                                                      is income
 ----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth and Income Fund/VA     High total return, which includes
                                                      growth in the value of its
                                                      shares as well as current income,
                                                      from equity and debt securities              OppenheimerFunds, Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Aggressive Growth Fund/VA                 Capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Strategic Bond Fund/VA                    High level of current income
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------

Page 21: In the Automatic Portfolio Rebalancing Program Example, replace all references to "AIM V.I. High Yield Variable Sub-Account" with "Fidelity VIP High Income Variable Sub-Account."

Page 29: Replace the first sentence of the third paragraph under the sub-heading THE VARIABLE ACCOUNT with the following:

    The Variable Account consists of 56 Variable Sub Accounts, of which 39 are currently available for investment.

Page A-1 (Appendix A): Add the following  after the table of  Accumulation  Unit
Values:

    There are no Accumulation Unit Values to report for the MFS Research, Templeton Stock, Templeton International, Templeton Developing Markets, Franklin Small Cap Investments, Mutual Shares Investments, Oppenheimer Main Street Growth and Income, Oppenheimer Capital Appreciation, Oppenheimer Aggressive Growth, Oppenheimer Strategic Bond, and Oppenheimer Global Securities Variable Sub-Accounts, which first became available for investment under the Contract described herein as of the date of this supplement.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                     Supplement, dated December 17, 1999, to
                 Glenbrook Provider Variable Annuity Prospectus
                                dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Variable Annuity Contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. Please keep this supplement for future reference together with your prospectus.

Cover page: Replace the second paragraph and the first sentence of the third paragraph with the following:

    The Contract currently offers 16 ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 13 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following portfolios ("Portfolios") of the following mutual funds ("Funds"):

   STI Classic Variable Trust:                            Fidelity Variable Insurance Products Fund (VIP):
     STI Capital Appreciation Fund                          VIP Growth Portfolio
     STI Value Income Stock                                 VIP High Income Portfolio
                                                            VIP Equity-Income Portfolio

   AIM Variable Insurance Funds, Inc.:                    Fidelity Variable Insurance Products Fund II (VIPII):
                                                            VIP II Contrafund Portfolio

     AIM V.I. Balanced Fund
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Growth Fund                                 Federated Insurance Series:
                                                            Federated Prime Money Fund II
     AIM V.I. Growth and Income Fund
     AIM V.I. High Yield Fund
     AIM V.I. Value Fund

Delete all references in the prospectus to any Portfolio not listed above, to any corresponding Variable Sub-Account, and to the following investment advisers: American Century Investment Management, Inc., The Dreyfus Corporation, Massachusetts Financial Services, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Morgan Stanley Asset Management, Inc., and Neuberger & Berman Management, Inc.

Page 4: Add "Federated Investment Management Company" to the list of investment advisers under the heading "Investment Alternatives."

Change all  references  throughout the  prospectus to the  availability  of "41"
Variable Sub-Accounts to "13" Variable Sub-Accounts, and "44" investment alternatives to "16" investment alternatives.

Page 8: Insert the following to the chart describing Portfolio Annual Expenses:

         ------------------------------------------ -------------- --------------- ----------- ---------------
                                                                                                Total Annual
                                                                     Rule 12b-1    Other         Portfolio
         Portfolio                                  Advisory Fee        Fees        Expenses      Expenses
         Federated Prime Money Fund II                  0.49%            --          0.31%         0.80%

         ------------------------------------------ -------------- --------------- ----------- ---------------
Page 9: Insert the following to footnote (1) of the chart  describing  Portfolio
Annual Expenses:

         Federated Prime Money Fund II               0.50%                         0.50%         1.00%

Page 10:  Insert the following to Example 1:

    Variable Sub-Account                                 1 Year        3 Years       5 Years       10 Years
    --------------------                                 ------        -------       -------       --------


    Federated Prime Money Fund II                         $24            $81           $140          $300


Page 11:  Insert the following to Example 2:

    Variable Sub-Account                                 1 Year        3 Years       5 Years       10 Years
    --------------------                                 ------        -------       -------       --------

    Federated Prime Money Fund II                         $75           $124           $166          $300


Page 16: Insert the following to the table describing the investment objective and investment adviser of each Portfolio:

    ------------------------------------- --------------------------------------------- -------------------------
    Portfolio:                            Portfolio Seeks:                              Investment Adviser:
    ------------------------------------- --------------------------------------------- -------------------------
    Federated Prime Money Fund II         Current income consistent with the            Federated Investment
                                          stability of principal and liquidity          Management Company
    ------------------------------------- --------------------------------------------- -------------------------

Page 29: Replace the first sentence of the last paragraph of the sub-section entitled THE VARIABLE ACCOUNT with the following:

    The Variable Account consists of 45 Variable Sub Accounts, of which 13 are currently available for investment.

Page A-1:  (Appendix A): Add the following after the table of Accumulation  Unit
Values:

    There are no Accumulation Unit Values to report for the Federated Prime Money Fund II Variable Sub-Account, which first became available for investment under the Contract described herein as of the date of this supplement.

                           Glenbrook Life and Annuity Company
                      Glenbrook Life Multi-Manager Variable Account

                         Supplement, dated December 17, 1999, to
                           Glenbrook Provider Variable Annuity
                           Statement of Additional Information
                                    dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Glenbrook Provider Variable Annuity Contract (the "Contract"). For convenience, we sometimes refer to the Contract as the Glenbrook Enhanced Provider Variable Annuity contract ("Enhanced Provider Contract").

With respect to the Enhanced Provider Contracts, delete all references in the Statement of Additional Information to the following Portfolios and to any corresponding Variable Sub-Account:

         AIM V.I. Global Utilities Fund                   Goldman Sachs Mid Cap Equity Fund
         AIM V.I. Capital Appreciation Fund               Morgan Stanley International Magnum Portfolio
         AIM V.I. High Yield Fund                         Morgan Stanley U.S. Real Estate Portfolio
         American Century VP Balanced                     Neuberger & Berman AMT Guardian
         American Century VP International                Neuberger & Berman AMT Mid-Cap Growth
         Dreyfus VIF Small Company Stock                  Neuberger & Berman AMT Partners
         Goldman Sachs Growth and Income Fund             STI Capital Appreciation Fund
         Goldman Sachs CORE Large Cap Growth Fund         STI Value Income Stock Fund

Page 3: Append to the fifth paragraph under Standardized Total Returns with the following:

     There are no standardized total returns to report for the MFS Research, Templeton Stock, Templeton International, Templeton Developing Markets, Franklin Small Cap Investments, Mutual Shares Investments, Oppenheimer Main Street Growth and Income, Oppenheimer Capital Appreciation, Oppenheimer Aggressive Growth, Oppenheimer Strategic Bond, and Oppenheimer Global Securities Variable Sub-Accounts because they commenced operations as of the date of this supplement.

Page 3: Add the following sentence to the end of the third paragraph under "Non-Standardized Total Returns:"

     There are no non-standardized total returns to report for the MFS Research, Templeton Stock, Templeton International, Templeton Developing Markets, Franklin Small Cap Investments, Mutual Shares Investments, Oppenheimer Main Street Growth and Income, Oppenheimer Capital Appreciation, Oppenheimer Aggressive Growth, Oppenheimer Strategic Bond, and Oppenheimer Global Securities Variable Sub-Accounts because they commenced operations as of the date of this statement of additional information.

Page 14: Insert the following to the chart describing the inception dates of the
Portfolios:


    Portfolio                                                Inception Date

    MFS Research Series                                       July 26, 1995
    Templeton Stock Fund - Class 2                            August 24, 1988
    Templeton International Fund - Class 2                    May 1, 1992
    Templeton  Developing  Markets Fund - Class 2             March 4, 1996
    Franklin Small Cap Investments Fund - Class 2             May 1, 1998
    Mutual Shares  Investments  Fund - Class 2                May 1, 1998
    Oppenheimer Main Street Growth and Income Fund/VA         July 1, 1995
    Oppenheimer Capital  Appreciation  Fund/VA                April 3, 1995
    Oppenheimer  Aggressive  Growth Fund/VA                   August 15, 1986
    Oppenheimer  Strategic Bond Fund/VA                       May 3, 1993
    Oppenheimer Global Securities Fund/VA                     November 1, 1990


Page 14: Insert the following to the tables describing the Adjusted Historical Returns for the Enhanced Provider Contracts:

    (Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                 10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------

    ------------------------------------------------------- ---------------- ------------------ ---------------------
    MFS Research Series                                           19.68%              N/A            19.36%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Stock Fund - Class 2                                17.55%             14.03%          11.49%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton International Fund - Class 2                        12.31%             13.53%          12.87%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Developing Markets Fund - Class 2                   29.55%              N/A           -10.14%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Franklin Small Cap Investments Fund - Class 2                 25.79%              N/A             5.41%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Mutual Shares Investments Fund - Class 2                       5.34%              N/A             0.94%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Main Street Growth and Income Fund/VA             18.18%              N/A            19.71%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Capital Appreciation Fund/VA                      28.20%             18.42%           9.27%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Aggressive Growth Fund/VA                         73.46%             20.86%          11.87%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Strategic Bond Fund/VA                            -4.63%             -0.45%          -0.52%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Global Securities Fund/VA                         36.39%             11.87%          11.08%
    ------------------------------------------------------- ---------------- ------------------ ---------------------

    (With Enhanced Death Benefit Rider)*

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                  10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------

    ------------------------------------------------------- ---------------- ------------------ ---------------------
    MFS Research Series                                          19.42%              N/A             19.10%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Stock Fund - Class 2                               17.29%             13.78%           11.25%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton International Fund - Class 2                       12.07%             13.29%           12.62%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Developing Markets Fund - Class 2                  29.27%              N/A            -10.34%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Franklin Small Cap Investments Fund - Class 2                25.51%              N/A              5.18%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Mutual Shares Investments Fund - Class 2                      5.10%              N/A              0.71%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Main Street Growth and Income Fund/VA            17.92%              N/A             19.45%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Capital Appreciation Fund/VA                     27.91%             18.16%            9.03%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Aggressive Growth Fund/VA                        73.08%             20.59%           11.62%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Strategic Bond Fund/VA                           -4.84%             -0.67%           -0.74%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Global Securities Fund/VA                        36.09%             11.63%           10.83%
    ------------------------------------------------------- ---------------- ------------------ ---------------------

    (With Enhanced Death and Income Benefit Combination Rider)*

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                 10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------

    ------------------------------------------------------- ---------------- ------------------ ---------------------
    MFS Research Series                                           9.92%              N/A             22.10%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Stock Fund - Class 2                               -0.99%              N/A             13.01%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton International Fund - Class 2                        2.91%              3.21%            3.21%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Templeton Developing Markets Fund - Class 2                  19.16%              N/A             18.83%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Franklin Small Cap Investments Fund - Class 2                17.04%             13.53%           11.36%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Mutual Shares Investments Fund - Class 2                     11.82%             13.04%           12.37%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Main Street Growth and Income Fund/VA            29.00%              N/A            -10.54%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Capital Appreciation Fund/VA                     25.24%              N/A              4.95%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Aggressive Growth Fund/VA                         4.87%              N/A              0.49%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Strategic Bond Fund/VA                           17.66%              N/A             19.19%
    ------------------------------------------------------- ---------------- ------------------ ---------------------
    Oppenheimer Global Securities Fund/VA                        27.63%             17.90%            8.48%
    ------------------------------------------------------- ---------------- ------------------ ---------------------


                           Glenbrook Life and Annuity Company
                      Glenbrook Life Multi-Manager Variable Account

                         Supplement, dated December 17, 1999, to
                           Glenbrook Provider Variable Annuity
                           Statement of Additional Information
                                    dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Glenbrook Provider Variable Annuity Contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. For convenience, we sometimes refer to the Contract as the Glenbrook Enhanced SunTrust Provider Variable Annuity contract ("Enhanced SunTrust Provider Contract").

With respect to the Enhanced SunTrust Provider Contracts, delete all references in the statement of additional information to the following Portfolios and to any corresponding Variable Sub-Account:

    AIM V.I. Diversified Income Fund                      Goldman Sachs Mid Cap Equity Fund
    AIM V.I. Global Utilities Fund                        Goldman Sachs International Equity Fund
    AIM V.I. Government Securities Fund                   Goldman Sachs Global Income Fund
    AIM V.I. International Equity Fund                    Morgan Stanley Fixed Income
    American Century VP Balanced                          Morgan Stanley Equity Growth
    American Century VP International                     Morgan Stanley Value
    Dreyfus Socially Responsible Growth                   Morgan Stanley Mid Cap Value
    Dreyfus Stock Index                                   Morgan Stanley U.S. Real Estate
    VIF Small Company Stock                               Morgan Stanley Global Equity
    VIF Growth and Income                                 Morgan Stanley International Magnum
    VIF Money Market                                      MFS Emerging Growth
    Goldman Sachs Growth and Income Fund                  MFS Growth with Income
    Goldman Sachs CORE U.S. Equity Fund                   MFS New Discovery
    Goldman Sachs CORE Large Cap Growth Fund              Neuberger & Berman AMT Guardian
    Goldman Sachs CORE Small Cap Equity Fund              Neuberger & Berman AMT Mid-Cap Growth
    Goldman Sachs Capital Growth Fund                     Neuberger & Berman AMT Partners

Page  3:  Append  the  following  to  the  sixth  paragraph  under  Performance
Information:

    No standardized total returns are shown for the STI Capital Appreciation and the STI Value Income Stock Variable Sub-Accounts, which commenced operations on May 1, 1999. No standardized total returns are shown for the Federated Prime Money Fund II Sub-Account.

Page 8: Append the following after the first sentence of the third paragraph under Non-Standardized Total Returns:

    No non-standardized total returns are shown for the STI Capital Appreciation and the STI Value Income Stock Variable Sub-Accounts, which commenced operations on May 1, 1999.

Pages 9, 14: Append "or the Federated Prime Money Fund II Variable Sub-Account" to the end of the third paragraph under "Non-Standardized Total Returns," and to the end of the second paragraph under "Adjusted Historical Total Returns."

Page 14: Insert the following to the chart describing the inception dates of the
Portfolios:

    Portfolio                                               Inception Date

    Federated Prime Money Fund II                            November 21, 1994
    STI Capital Appreciation Fund                            October 2, 1995
    STI Value Income Stock Fund                              October 2, 1995

Page 14: Insert the following to the tables describing the Adjusted Historical Returns for the Enhanced Provider Contracts:

    (Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)

     --------------------------------------------- ---------------------- -------------------- ---------------------
                                                                                                10 Years or Since
                                                                                                   Inception of
     Variable Sub-Account                                 1 Year                5 Years         Portfolio if less
     --------------------                                 ------                -------         -----------------

     --------------------------------------------- ---------------------- -------------------- ---------------------
     STI Capital Appreciation                              10.41%                  N/A              22.64%
     STI Value Income Stock                                -0.55%                  N/A              13.50%
     --------------------------------------------- ---------------------- -------------------- ---------------------

    (With Enhanced Death Benefit Rider)*

     --------------------------------------------- ---------------------- -------------------- ---------------------
                                                                                                10 Years or Since
                                                                                                   Inception of
     Variable Sub-Account                                 1 Year                5 Years         Portfolio if less
     --------------------                                 ------                -------         -----------------

     --------------------------------------------- ---------------------- -------------------- ---------------------
     STI Capital Appreciation                              10.16%                  N/A              22.37%
     STI Value Income Stock                                -0.77%                  N/A              13.25%
     --------------------------------------------- ---------------------- -------------------- ---------------------

    (With Enhanced Death and Income Benefit Combination Rider)*

     --------------------------------------------- ---------------------- -------------------- ---------------------
                                                                                                10 Years or Since
                                                                                                   Inception of
     Variable Sub-Account                                 1 Year                5 Years         Portfolio if less
     --------------------                                 ------                -------         -----------------

     --------------------------------------------- ---------------------- -------------------- ---------------------
     STI Capital Appreciation                               9.92%                  N/A              22.10%
     STI Value Income Stock                                -0.99%                  N/A              13.01%
     --------------------------------------------- ---------------------- -------------------- ---------------------

PART C

Part C is hereby amended to include the following exhibits:

Item 24(b).          EXHIBITS


(13)(b)              Performance Data Calculations

                                       SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 10th day of December, 1999.

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

(SEAL)

                      By:   /s/Michael J. Velotta
                            ----------------------
                               Michael J. Velotta
                               Vice President, Secretary
                                and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 10th day of December, 1999.


*/LOUIS G. LOWER, II                        Chairman of the Board, Chief
    Louis G. Lower, II                      Executive Officer and Director
                                            (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                       Vice President, Secretary, General
   Michael J. Velotta                       Counsel and Director

*/THOMAS J. WILSON, II                      Vice Chairman and Director
Thomas J. Wilson, II                        (Principal Operating Officer)

*/JOHN R. HUNTER                             Director
    Peter H. Heckman

*/KEVIN R. SLAWIN                           Vice President and Director
   Kevin R. Slawin                          (Principal Financial Officer)

*/G. CRAIG WHITEHEAD                        Vice President and Director
    G. Craig Whitehead

*/SAMUEL H. PILCH                           Controller
   Samuel H. Pilch                          (Principal Accounting Officer)

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                      EXHIBIT INDEX

Exhibit           Description


(13)(b)          Performance Data Calculations